Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Contracted expenditure commitments

From time to time, the Company entered into various short-term lease agreements to worker dormitories. The Company’s contracted expenditures commitments as of December 31, 2025 but not provided in the consolidated financial statements are as follows:

	Contracted expenditure commitments
	US$	S$

Within 1 year	188,398	242,250

These lease arrangements generally have terms of less than twelve months and qualify for the short-term lease exemption under ASC 842; accordingly, no right-of-use assets or lease liabilities have been recognized.

Litigation

From time to time, the Company may be involved in various legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As of December 31, 2025, 2024 and 2023, the Company has no material contingencies.